Offerings	Mar. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Table” in RELX PLC’s and RELX Capital Inc.’s Registration Statement on Form
F-3
(File
No. 333-264569)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,825
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Table” in RELX PLC’s and RELX Capital Inc.’s Registration Statement on Form
F-3
(File
No. 333-264569)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.